Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 13:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at December 31, 2012, are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2013	4,548	1,442	5,990
2014	1,365	993	2,358
2015	824	478	1,302
2016	672	183	855
2017 and thereafter	-	-	-
	7,409	3,096	10,505

Expenses for lease of facilities for the years ended December 31, 2010, 2011 and 2012 were approximately $ 2,466, $ 10,334 and $ 8,473, respectively.

Expenses for the lease of motor vehicles for the years ended December 31, 2010, 2011 and 2012 were approximately $ 1,206, $ 1,514 and $ 1,404, respectively.

b.	Charges and guarantees:

As of December 31, 2012, the Company provided bank guarantees in an aggregate amount of $ 31,692 with respect to tender offer guarantees and performance guarantees to its customers.

c.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

The Company cannot estimate the exposure amount, and in any case, these allegations have not resulted in any action brought against the Company. The Company's management does not believe that it is probable that the above mentioned allegations will result in a loss to the Company. Accordingly, no provision was recorded with respect to these allegations.

d.	Indirect taxes:

The Company recorded a provision for indirect tax liabilities in Latin America, mainly related to VAT and Custom duties for the years ended December 31, 2011 and 2012, in the amount of approximately $26 and $26.5 million, respectively. In addition to the amount currently reserved, the Company may be subject to loss contingencies related to these matters estimated to be up to an additional $26 million. We believe that such undiscounted unreserved losses are reasonably possible but are not currently considered to be probable of occurrence.